Warrant Liability (Details) - $ / shares	1 Months Ended	12 Months Ended
	Jun. 25, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Warrant [Member]
Summary of assumptions used in connection with the valuation of warrants issued
Number of shares underlying the warrants	5,416,851	3,036,925	4,723,357	5,309,438
Exercise price	$ 1.65	$ 0.51	$ 0.61	$ 1.65
Volatility	140.00%	98.00%	128.00%	135.00%
Risk-free interest rate	1.49%	1.19%	1.38%	1.75%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected warrant life (years)	5 years	2 years 5 months 23 days	3 years 6 months	4 years 6 months
Stock price	$ 0.96	$ 1.13	$ 0.98	$ 1.80
Exercised During 2015 [Member]
Summary of assumptions used in connection with the valuation of warrants issued
Number of shares underlying the warrants		1,686,429
Exercise price		$ 0.61
Expected dividend yield		0.00%
Exercised During 2015 [Member] | Maximum [Member]
Summary of assumptions used in connection with the valuation of warrants issued
Volatility		119.00%
Risk-free interest rate		1.06%
Expected warrant life (years)		3 years 3 months 29 days
Stock price		$ 2.22
Exercised During 2015 [Member] | Minimum [Member]
Summary of assumptions used in connection with the valuation of warrants issued
Volatility		117.00%
Risk-free interest rate		0.81%
Expected warrant life (years)		3 years 4 days
Stock price		$ 1.69